Segment Information (Assets) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Investments accounted for using the equity method	¥ 5,387,834	¥ 5,208,758
Cash and cash equivalents	6,916,408	7,449,699	¥ 8,741,893	¥ 7,504,266
Time deposits with banks	11,092,283	5,020,073
Deferred tax assets	252,121	150,832
Financial assets at fair value through profit or loss	0	3,318,407
Derivative financial assets	0	263
Assets	44,619,130	45,494,075
Allocated amounts [member]
Disclosure of operating segments [line items]
Assets	20,952,386	24,323,144
Allocated amounts [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Assets	986,391	997,650
Allocated amounts [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Assets	1,654,920	1,802,681
Allocated amounts [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Assets	3,176,092	3,721,337
Allocated amounts [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Assets	11,344,760	14,014,403
Allocated amounts [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Assets	1,357,884	1,492,405
Allocated amounts [member] | Others [member]
Disclosure of operating segments [line items]
Assets	2,432,339	2,294,668
Unallocated amounts [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method	5,387,834	5,208,758
Cash and cash equivalents	6,916,408	7,449,699
Time deposits with banks	11,092,283	5,020,073
Deferred tax assets	252,121	150,832
Financial assets at fair value through profit or loss	0	3,318,407
Derivative financial assets	0	263
Others	18,098	22,899
Assets	¥ 23,666,744	¥ 21,170,931